Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (3,606,378)	$ 4,614,991	$ 4,464,079	$ 3,340,238
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on cash and investments held in Trust Account	(481,511)	(5,552,545)	(5,813,213)	(4,316,583)
Change in fair value of convertible note	399,990
Change in fair value of Subscription Agreements Loan	33,437
Changes in operating assets and liabilities:
Prepaid expenses	44,448	427,581	599,440	(680,663)
Accounts payable and accrued expenses	751,681	(76,254)	(28,629)	125,533
Due from Sponsor	(58,471)
Due to affiliate	90,000	89,248	116,250	122,689
Net cash flows used in operating activities	(2,826,804)	(496,979)	(653,107)	(1,408,786)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash withdrawn from Trust Account in connection with redemptions	13,781,323	284,916,127	284,916,127
Net cash flows provided by investing activities	13,781,323	284,916,127	284,916,127	(294,687,500)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Subscription Agreement loan	2,533,437
Proceeds from Loan and Transfer Payable	293,367
Redemption of ordinary shares	(13,781,323)	(284,916,127)	(284,916,127)
Net cash flows used in financing activities	(10,954,519)	(284,916,127)	(284,760,279)	296,593,545
NET CHANGE IN CASH		(496,979)	(497,259)	497,259
CASH, BEGINNING OF THE PERIOD		497,259	497,259
CASH, END OF THE PERIOD		280		497,259
Supplemental disclosure of noncash activities:
Forgiveness of the deferred underwriting commissions payable charged to additional paid in capital		(10,812,500)
Remeasurement of Class A ordinary shares to redemption value	481,511	5,552,545	5,813,213	33,209,323
Conversion of Class B shares to Class A		719	719
Sponsor shares contributed for no redemption of shares	$ 784,302	$ 118,298	$ 118,298